Schedule of computed expected tax expenses (benefit) rate and the effective income tax rate (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statutory tax rate	[1]			25.00%	25.00%
Research and development tax credit				(2.00%)	(2.00%)
Effect of tax holiday, percentage		(8.60%)	(8.60%)	(9.00%)	(13.00%)
Change in valuation allowance, percentage				0.00%	(1.00%)
Nontaxable or nondeductible items, percentage				2.00%	1.00%
Others, percentage		2.70%	2.70%	0.00%	4.00%
Research and development tax credit, percentage		(1.70%)	(1.70%)
Others, percentage		0.80%	0.80%
Effective income tax rate, percentage		17.90%	17.90%	16.00%	14.00%
Statutory tax rate difference between Cayman and Chinese mainland	[2]		¥ 775,361
Statutory tax rate, percentage	[2]	25.00%	25.00%
Research and development tax credit			¥ (50,921)
Effect of tax holiday			(265,448)
Withholding tax			84,662
Others			24,818
Total		$ 79,542	¥ 556,243	¥ 457,405	¥ 395,100
Indonesia [Member]
Change in valuation allowance, percentage		0.10%	0.10%
Effective income tax rate, percentage		22.00%	22.00%
Statutory tax rate difference between Cayman and Chinese mainland			¥ (10,447)
Statutory tax rate, percentage		0.20%	0.20%
Change in valuation allowance			¥ 2,640
HONG KONG
Change in valuation allowance, percentage		0.30%	0.30%
Effective income tax rate, percentage		16.50%	16.50%
Statutory tax rate difference between Cayman and Chinese mainland			¥ 22,563
Statutory tax rate, percentage		0.70%	0.70%
Change in valuation allowance			¥ 10,633
CAYMAN ISLANDS
Change in valuation allowance, percentage		0.80%	0.80%
Nontaxable or nondeductible items, percentage		1.50%	1.50%
Statutory tax rate difference between Cayman and Chinese mainland			¥ (57,443)
Statutory tax rate, percentage		1.90%	1.90%
Change in valuation allowance			¥ (25,645)
Other foreign jurisdictions			¥ (1,371)
Other foreign jurisdictions, percentage		(0.00%)	(0.00%)
Nontaxable or nondeductible items			¥ 46,841

[1]	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
[2]	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.